PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (10K) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	$ 2,278,596		$ 2,278,596		$ 2,277,809	$ 2,246,925
Less: accumulated depreciation and amortization	(1,950,226)		(1,950,226)		(1,845,699)	(1,608,311)
Property, equipment and leasehold improvements, net	328,370		328,370		432,110	638,614
Depreciation expense	46,218	$ 59,553	104,527	$ 120,107	237,388	244,704
Laboratory Equipment [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	424,888		424,888		424,888	424,888
Manufacturing Equipment [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	1,599,894		1,599,894		1,599,894	1,581,728
Computers, Office Equipment, and Furniture [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	153,865		153,865		153,078	140,360
Computer Software [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	4,108		4,108		4,108	4,108
Leasehold Improvements [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	$ 95,841		$ 95,841		$ 95,841	$ 95,841